Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	ING EQUITY TRUST
Central Index Key	0001063946
Amendment Flag	false
Document Creation Date	Sep 27, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	Sep 28, 2012

ING Growth Opportunities Fund
ING Growth Opportunities Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Growth Opportunities Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING Growth Opportunities Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees		0.35%	1.00%	1.00%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.47%	0.47%	0.47%	0.20%	0.47%
Total Annual Fund Operating Expenses		1.67%	2.32%	2.32%	1.05%	1.32%
Waivers and Reimbursements	[1]	(0.32%)	(0.32%)	(0.32%)	(0.05%)	(0.32%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.35%	2.00%	2.00%	1.00%	1.00%
[1]	The adviser is contractually obligated to limit expenses to 1.40%, 2.05%, 2.05%, 1.05%, and 1.05% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.00%, 2.00%, 1.00%, and 1.00% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2013. There is no guarantee that this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Growth Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	705	1,042	1,402	2,412
Class B	703	994	1,411	2,469
Class C	303	694	1,211	2,631
Class I	102	329	575	1,278
Class W	102	387	693	1,562

Expense Example, No Redemption ING Growth Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	705	1,042	1,402	2,412
Class B	203	694	1,211	2,469
Class C	203	694	1,211	2,631
Class I	102	329	575	1,278
Class W	102	387	693	1,562

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 151% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of companies with varying market capitalizations of any size. The Fund primarily invests in the equity securities of large-, mid-, and small-capitalization U.S. companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth.
The Fund may invest up to 15% of its assets in securities of foreign companies. The Fund may also invest in non-U.S. dollar-denominated securities and initial public offerings.
The Fund may invest in derivative instruments including, but not limited to, put options, call options, and futures. The Fund may use derivatives to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the Fund.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Fund's investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as limited upside potential left in the stock, deteriorating fundamentals, or to redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Growth Investing   Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Initial Public Offerings   Initial Public Offerings ("IPOs") and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2003, 17.63% and Worst quarter: 4th, 2008, (21.12)%
The Fund's Class A shares' year-to-date total return as of June 30, 2012: 12.50%
The 5 Year and 10 year performance shown below for Class W shares of the Fund is the performance of Class Q shares of the Fund prior to their conversion to Class W shares.
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Growth Opportunities Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		(2.29%)	0.67%	0.68%			Jul 21, 1997
Class A After tax on distributions		(2.30%)	0.67%	0.59%
Class A After tax on distributions with sale		(1.47%)	0.57%	0.53%
Class A Russell 3000 Growth Index	[1]	2.18%	2.46%	2.74%
Class B		(2.01%)	0.81%	0.62%			Jul 21, 1997
Class B Russell 3000 Growth Index	[1]	2.18%	2.46%	2.74%
Class C		1.95%	1.20%	0.62%			Jul 21, 1997
Class C Russell 3000 Growth Index	[1]	2.18%	2.46%	2.74%
Class I		4.03%	2.25%		1.31%		Jan 8, 2002
Class I Russell 3000 Growth Index	[1]	2.18%	2.46%		2.74%	[2]
Class W		4.06%	2.12%	1.54%			Jul 21, 1997
Class W Russell 3000 Growth Index	[1]	2.18%	2.46%	2.74%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Growth Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 151% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities of companies with varying market capitalizations of any size. The Fund primarily invests in the equity securities of large-, mid-, and small-capitalization U.S. companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth.
The Fund may invest up to 15% of its assets in securities of foreign companies. The Fund may also invest in non-U.S. dollar-denominated securities and initial public offerings.
The Fund may invest in derivative instruments including, but not limited to, put options, call options, and futures. The Fund may use derivatives to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the Fund.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Fund's investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as limited upside potential left in the stock, deteriorating fundamentals, or to redeploy assets into opportunities believed to be more promising, among others.
		The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Growth Investing   Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Initial Public Offerings   Initial Public Offerings ("IPOs") and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 17.63% and Worst quarter: 4th, 2008, (21.12)%
The Fund's Class A shares' year-to-date total return as of June 30, 2012: 12.50%
		The 5 Year and 10 year performance shown below for Class W shares of the Fund is the performance of Class Q shares of the Fund prior to their conversion to Class W shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Yr	rr_ExpenseExampleYear01	705
3 Yrs	rr_ExpenseExampleYear03	1,042
5 Yrs	rr_ExpenseExampleYear05	1,402
10 Yrs	rr_ExpenseExampleYear10	2,412
1 Yr	rr_ExpenseExampleNoRedemptionYear01	705
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,042
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,402
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,412
2002	rr_AnnualReturn2002	(36.41%)
2003	rr_AnnualReturn2003	34.02%
2004	rr_AnnualReturn2004	12.16%
2005	rr_AnnualReturn2005	4.02%
2006	rr_AnnualReturn2006	4.02%
2007	rr_AnnualReturn2007	16.42%
2008	rr_AnnualReturn2008	(42.17%)
2009	rr_AnnualReturn2009	31.39%
2010	rr_AnnualReturn2010	19.64%
2011	rr_AnnualReturn2011	3.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
1 Yr	rr_AverageAnnualReturnYear01	(2.29%)
5 Yrs	rr_AverageAnnualReturnYear05	0.67%
10 Yrs	rr_AverageAnnualReturnYear10	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 1997
ING Growth Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.00%
1 Yr	rr_ExpenseExampleYear01	703
3 Yrs	rr_ExpenseExampleYear03	994
5 Yrs	rr_ExpenseExampleYear05	1,411
10 Yrs	rr_ExpenseExampleYear10	2,469
1 Yr	rr_ExpenseExampleNoRedemptionYear01	203
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	694
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,211
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,469
1 Yr	rr_AverageAnnualReturnYear01	(2.01%)
5 Yrs	rr_AverageAnnualReturnYear05	0.81%
10 Yrs	rr_AverageAnnualReturnYear10	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 1997
ING Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.00%
1 Yr	rr_ExpenseExampleYear01	303
3 Yrs	rr_ExpenseExampleYear03	694
5 Yrs	rr_ExpenseExampleYear05	1,211
10 Yrs	rr_ExpenseExampleYear10	2,631
1 Yr	rr_ExpenseExampleNoRedemptionYear01	203
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	694
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,211
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,631
1 Yr	rr_AverageAnnualReturnYear01	1.95%
5 Yrs	rr_AverageAnnualReturnYear05	1.20%
10 Yrs	rr_AverageAnnualReturnYear10	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 1997
ING Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	329
5 Yrs	rr_ExpenseExampleYear05	575
10 Yrs	rr_ExpenseExampleYear10	1,278
1 Yr	rr_ExpenseExampleNoRedemptionYear01	102
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	329
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	575
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,278
1 Yr	rr_AverageAnnualReturnYear01	4.03%
5 Yrs	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2002
ING Growth Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	387
5 Yrs	rr_ExpenseExampleYear05	693
10 Yrs	rr_ExpenseExampleYear10	1,562
1 Yr	rr_ExpenseExampleNoRedemptionYear01	102
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	387
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	693
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,562
1 Yr	rr_AverageAnnualReturnYear01	4.06%
5 Yrs	rr_AverageAnnualReturnYear05	2.12%
10 Yrs	rr_AverageAnnualReturnYear10	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 1997
ING Growth Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.30%)
5 Yrs	rr_AverageAnnualReturnYear05	0.67%
10 Yrs	rr_AverageAnnualReturnYear10	0.59%
ING Growth Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.47%)
5 Yrs	rr_AverageAnnualReturnYear05	0.57%
10 Yrs	rr_AverageAnnualReturnYear10	0.53%
ING Growth Opportunities Fund | Russell 3000 Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.18%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	2.74%	[3]
ING Growth Opportunities Fund | Russell 3000 Growth Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.18%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	2.74%	[3]
ING Growth Opportunities Fund | Russell 3000 Growth Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.18%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	2.74%	[3]
ING Growth Opportunities Fund | Russell 3000 Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.18%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[3],[4]
ING Growth Opportunities Fund | Russell 3000 Growth Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.18%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	2.74%	[3]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser is contractually obligated to limit expenses to 1.40%, 2.05%, 2.05%, 1.05%, and 1.05% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.00%, 2.00%, 1.00%, and 1.00% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through October 1, 2013. There is no guarantee that this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Reflects index performance since the date closest to the Class' inception for which data is available.

ING Large Cap Value Fund
ING Large Cap Value Fund (formerly, ING Equity Dividend Fund)
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital and current income.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Large Cap Value Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment directly from your investment
Annual Fund Operating Expenses ING Large Cap Value Fund		Class A	Class B	Class C	Class I	Class R	Class W
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.21%	0.21%	0.21%	0.12%	0.21%	0.21%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.22%	1.97%	1.97%	0.88%	1.47%	0.97%
Waivers and Reimbursements	[2]	none	none	none	(0.07%)	(0.05%)	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.22%	1.97%	1.97%	0.81%	1.42%	0.97%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 0.80% through October 1, 2013. There is no guarantee that this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Last, the distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares of the Fund through October 1, 2013. There is no guarantee that the distribution fee waiver will continue after October 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Large Cap Value Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	692	940	1,207	1,967
Class B	700	918	1,262	2,102
Class C	300	618	1,062	2,296
Class I	83	274	481	1,078
Class R	145	460	798	1,753
Class W	99	309	536	1,190

Expense Example, No Redemption ING Large Cap Value Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	692	940	1,207	1,967
Class B	200	618	1,062	2,102
Class C	200	618	1,062	2,296
Class I	83	274	481	1,078
Class R	145	460	798	1,753
Class W	99	309	536	1,190

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend-paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index ("Index") at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 29, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:
  an above-average dividend yield, and stability and growth of the dividend;
  market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and
  the potential for growth of the dividend yield over several years.
The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend   Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 3rd, 2009, 18.23% and Worst quarter: 4th, 2008, (16.78)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 6.17%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Large Cap Value Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		(3.04%)			0.58%		Dec 18, 2007
Class A After tax on distributions		(3.83%)			(0.95%)
Class A After tax on distributions with sale		(1.46%)			(0.52%)
Class A Russell 1000 Value Index	[1]	0.39%			(3.24%)	[2]
Class B		(2.88%)			2.41%		Feb 20, 2008
Class B Russell 1000 Value Index	[1]	0.39%			(1.25%)	[2]
Class C		1.10%			3.41%		Feb 19, 2008
Class C Russell 1000 Value Index	[1]	0.39%			(1.25%)	[2]
Class I		3.29%			8.18%		Mar 31, 2010
Class I Russell 1000 Value Index	[1]	0.39%			4.82%	[2]
Class W		3.04%			15.94%		Jun 1, 2009
Class W Russell 1000 Value Index	[1]	0.39%			14.49%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Large Cap Value Fund (formerly, ING Equity Dividend Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment directly from your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend-paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. The sub-adviser ("Sub-Adviser") defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index ("Index") at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 29, 2012 ranged from $670.9 million to $400.1 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:
  an above-average dividend yield, and stability and growth of the dividend;
  market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies); and
  the potential for growth of the dividend yield over several years.
The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend   Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

		Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 18.23% and Worst quarter: 4th, 2008, (16.78)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 6.17%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%
1 Yr	rr_ExpenseExampleYear01	692
3 Yrs	rr_ExpenseExampleYear03	940
5 Yrs	rr_ExpenseExampleYear05	1,207
10 Yrs	rr_ExpenseExampleYear10	1,967
1 Yr	rr_ExpenseExampleNoRedemptionYear01	692
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	940
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,207
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,967
2008	rr_AnnualReturn2008	(29.00%)
2009	rr_AnnualReturn2009	23.81%
2010	rr_AnnualReturn2010	19.94%
2011	rr_AnnualReturn2011	2.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.78%)
1 Yr	rr_AverageAnnualReturnYear01	(3.04%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
ING Large Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.97%
1 Yr	rr_ExpenseExampleYear01	700
3 Yrs	rr_ExpenseExampleYear03	918
5 Yrs	rr_ExpenseExampleYear05	1,262
10 Yrs	rr_ExpenseExampleYear10	2,102
1 Yr	rr_ExpenseExampleNoRedemptionYear01	200
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	618
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,102
1 Yr	rr_AverageAnnualReturnYear01	(2.88%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 2008
ING Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.97%
1 Yr	rr_ExpenseExampleYear01	300
3 Yrs	rr_ExpenseExampleYear03	618
5 Yrs	rr_ExpenseExampleYear05	1,062
10 Yrs	rr_ExpenseExampleYear10	2,296
1 Yr	rr_ExpenseExampleNoRedemptionYear01	200
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	618
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,296
1 Yr	rr_AverageAnnualReturnYear01	1.10%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2008
ING Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Yr	rr_ExpenseExampleYear01	83
3 Yrs	rr_ExpenseExampleYear03	274
5 Yrs	rr_ExpenseExampleYear05	481
10 Yrs	rr_ExpenseExampleYear10	1,078
1 Yr	rr_ExpenseExampleNoRedemptionYear01	83
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	274
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	481
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,078
1 Yr	rr_AverageAnnualReturnYear01	3.29%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
ING Large Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.42%
1 Yr	rr_ExpenseExampleYear01	145
3 Yrs	rr_ExpenseExampleYear03	460
5 Yrs	rr_ExpenseExampleYear05	798
10 Yrs	rr_ExpenseExampleYear10	1,753
1 Yr	rr_ExpenseExampleNoRedemptionYear01	145
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	460
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	798
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,753
ING Large Cap Value Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	309
5 Yrs	rr_ExpenseExampleYear05	536
10 Yrs	rr_ExpenseExampleYear10	1,190
1 Yr	rr_ExpenseExampleNoRedemptionYear01	99
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	309
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	536
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,190
1 Yr	rr_AverageAnnualReturnYear01	3.04%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
ING Large Cap Value Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.83%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
ING Large Cap Value Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.46%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)
ING Large Cap Value Fund | Russell 1000 Value Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)	[4],[5]
ING Large Cap Value Fund | Russell 1000 Value Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.25%)	[4],[5]
ING Large Cap Value Fund | Russell 1000 Value Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.25%)	[4],[5]
ING Large Cap Value Fund | Russell 1000 Value Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[4],[5]
ING Large Cap Value Fund | Russell 1000 Value Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.39%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%	[4],[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 0.80% through October 1, 2013. There is no guarantee that this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Last, the distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares of the Fund through October 1, 2013. There is no guarantee that the distribution fee waiver will continue after October 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.

ING MidCap Opportunities Fund
ING MidCap Opportunities Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING MidCap Opportunities Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING MidCap Opportunities Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.27%	0.27%	0.27%	0.16%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.37%	2.12%	2.12%	1.01%	1.37%	1.62%	1.12%
Waivers and Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.10%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.35%	2.10%	2.10%	0.91%	1.35%	1.60%	1.10%
[1]	The adviser is contractually obligated to limit expenses to 1.75%, 2.45%, 2.45%, 1.45%, 1.70%, 2.00%, and 1.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 0.91%, 1.35%, 1.60%, and 1.10% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively through October 1, 2013. There is no guarantee that this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is not subject to recoupment by the adviser. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING MidCap Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	705	982	1,280	2,125
Class B	713	962	1,337	2,259
Class C	313	662	1,137	2,450
Class I	93	312	548	1,227
Class O	137	432	748	1,645
Class R	163	509	879	1,920
Class W	112	354	615	1,361

Expense Example, No Redemption - ING MidCap Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	705	982	1,280	2,125
Class B	213	662	1,137	2,259
Class C	213	662	1,137	2,450
Class I	93	312	548	1,227
Class O	137	432	748	1,645
Class R	163	509	879	1,920
Class W	112	354	615	1,361

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund normally invests in companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth. For this Fund, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of June 29, 2012, ranged from $1.1 billion to $19.1 billion.

The Fund may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Fund. The Fund typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Fund may also invest in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Fund, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Mid-Capitalization Company    Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2003, 17.67% and Worst quarter: 4th, 2008, (23.42)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 8.32%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING MidCap Opportunities Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		(6.57%)	5.85%	5.62%			Aug 20, 1998
Class A After tax on distributions		(7.02%)	5.17%	5.27%
Class A After tax on distributions with sale		(3.69%)	4.86%	4.83%
Class A Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
Class A Russell Midcap Index	[1]	(1.55%)	1.41%	6.99%
Class B		(6.37%)	6.01%	5.46%			Aug 20, 1998
Class B Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
Class B Russell Midcap Index	[1]	(1.55%)	1.41%	6.99%
Class C		(2.52%)	6.33%	5.46%			Aug 20, 1998
Class C Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
Class C Russell Midcap Index	[1]	(1.55%)	1.41%	6.99%
Class I		(0.47%)	7.58%	6.67%			Aug 20, 1998
Class I Russell Midcap Growth Index	[1]	(1.65%)	2.44%	5.29%
Class I Russell Midcap Index	[1]	(1.55%)	1.41%	6.99%
Class O		(0.89%)			3.93%		Jun 4, 2008
Class O Russell Midcap Growth Index	[1]	(1.65%)			0.19%	[2]
Class O Russell Midcap Index	[1]	(1.55%)			0.31%	[2]
Class W		(0.63%)			20.06%		Jun 1, 2009
Class W Russell Midcap Growth Index	[1]	(1.65%)			18.98%	[2]
Class W Russell Midcap Index	[1]	(1.55%)			19.48%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING MidCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING MidCap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund normally invests in companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth. For this Fund, mid-sized companies are those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of June 29, 2012, ranged from $1.1 billion to $19.1 billion.

The Fund may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Fund. The Fund typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Fund may also invest in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Fund, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Mid-Capitalization Company    Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

		Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2003, 17.67% and Worst quarter: 4th, 2008, (23.42)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 8.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING MidCap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Yr	rr_ExpenseExampleYear01	705
3 Yrs	rr_ExpenseExampleYear03	982
5 Yrs	rr_ExpenseExampleYear05	1,280
10 Yrs	rr_ExpenseExampleYear10	2,125
1 Yr	rr_ExpenseExampleNoRedemptionYear01	705
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	982
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,280
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,125
2002	rr_AnnualReturn2002	(28.00%)
2003	rr_AnnualReturn2003	37.85%
2004	rr_AnnualReturn2004	10.50%
2005	rr_AnnualReturn2005	10.18%
2006	rr_AnnualReturn2006	7.53%
2007	rr_AnnualReturn2007	25.32%
2008	rr_AnnualReturn2008	(38.02%)
2009	rr_AnnualReturn2009	40.99%
2010	rr_AnnualReturn2010	29.97%
2011	rr_AnnualReturn2011	(0.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.42%)
1 Yr	rr_AverageAnnualReturnYear01	(6.57%)
5 Yrs	rr_AverageAnnualReturnYear05	5.85%
10 Yrs	rr_AverageAnnualReturnYear10	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
ING MidCap Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.10%
1 Yr	rr_ExpenseExampleYear01	713
3 Yrs	rr_ExpenseExampleYear03	962
5 Yrs	rr_ExpenseExampleYear05	1,337
10 Yrs	rr_ExpenseExampleYear10	2,259
1 Yr	rr_ExpenseExampleNoRedemptionYear01	213
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	662
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,137
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,259
1 Yr	rr_AverageAnnualReturnYear01	(6.37%)
5 Yrs	rr_AverageAnnualReturnYear05	6.01%
10 Yrs	rr_AverageAnnualReturnYear10	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
ING MidCap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.10%
1 Yr	rr_ExpenseExampleYear01	313
3 Yrs	rr_ExpenseExampleYear03	662
5 Yrs	rr_ExpenseExampleYear05	1,137
10 Yrs	rr_ExpenseExampleYear10	2,450
1 Yr	rr_ExpenseExampleNoRedemptionYear01	213
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	662
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,137
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,450
1 Yr	rr_AverageAnnualReturnYear01	(2.52%)
5 Yrs	rr_AverageAnnualReturnYear05	6.33%
10 Yrs	rr_AverageAnnualReturnYear10	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
ING MidCap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.91%
1 Yr	rr_ExpenseExampleYear01	93
3 Yrs	rr_ExpenseExampleYear03	312
5 Yrs	rr_ExpenseExampleYear05	548
10 Yrs	rr_ExpenseExampleYear10	1,227
1 Yr	rr_ExpenseExampleNoRedemptionYear01	93
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	312
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	548
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,227
1 Yr	rr_AverageAnnualReturnYear01	(0.47%)
5 Yrs	rr_AverageAnnualReturnYear05	7.58%
10 Yrs	rr_AverageAnnualReturnYear10	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 20, 1998
ING MidCap Opportunities Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Yr	rr_ExpenseExampleYear01	137
3 Yrs	rr_ExpenseExampleYear03	432
5 Yrs	rr_ExpenseExampleYear05	748
10 Yrs	rr_ExpenseExampleYear10	1,645
1 Yr	rr_ExpenseExampleNoRedemptionYear01	137
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	432
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	748
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,645
1 Yr	rr_AverageAnnualReturnYear01	(0.89%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2008
ING MidCap Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.60%
1 Yr	rr_ExpenseExampleYear01	163
3 Yrs	rr_ExpenseExampleYear03	509
5 Yrs	rr_ExpenseExampleYear05	879
10 Yrs	rr_ExpenseExampleYear10	1,920
1 Yr	rr_ExpenseExampleNoRedemptionYear01	163
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	509
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	879
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,920
ING MidCap Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Yr	rr_ExpenseExampleYear01	112
3 Yrs	rr_ExpenseExampleYear03	354
5 Yrs	rr_ExpenseExampleYear05	615
10 Yrs	rr_ExpenseExampleYear10	1,361
1 Yr	rr_ExpenseExampleNoRedemptionYear01	112
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	354
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	615
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,361
1 Yr	rr_AverageAnnualReturnYear01	(0.63%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	20.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
ING MidCap Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.02%)
5 Yrs	rr_AverageAnnualReturnYear05	5.17%
10 Yrs	rr_AverageAnnualReturnYear10	5.27%
ING MidCap Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.69%)
5 Yrs	rr_AverageAnnualReturnYear05	4.86%
10 Yrs	rr_AverageAnnualReturnYear10	4.83%
ING MidCap Opportunities Fund | Russell Midcap Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[3]
ING MidCap Opportunities Fund | Russell Midcap Growth Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[3]
ING MidCap Opportunities Fund | Russell Midcap Growth Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[3]
ING MidCap Opportunities Fund | Russell Midcap Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.44%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.29%	[3]
ING MidCap Opportunities Fund | Russell Midcap Growth Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[3],[4]
ING MidCap Opportunities Fund | Russell Midcap Growth Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.65%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	18.98%	[3],[4]
ING MidCap Opportunities Fund | Russell Midcap Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.99%	[3]
ING MidCap Opportunities Fund | Russell Midcap Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.99%	[3]
ING MidCap Opportunities Fund | Russell Midcap Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.99%	[3]
ING MidCap Opportunities Fund | Russell Midcap Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[3]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	6.99%	[3]
ING MidCap Opportunities Fund | Russell Midcap Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%	[3],[4]
ING MidCap Opportunities Fund | Russell Midcap Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	19.48%	[3],[4]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser is contractually obligated to limit expenses to 1.75%, 2.45%, 2.45%, 1.45%, 1.70%, 2.00%, and 1.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 0.91%, 1.35%, 1.60%, and 1.10% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively through October 1, 2013. There is no guarantee that this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is not subject to recoupment by the adviser. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Reflects index performance since the date closest to the Class' inception for which data is available.

ING Mid Cap Value Fund
ING Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING Mid Cap Value Fund Class I	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses		ING Mid Cap Value Fund Class I
Management Fee		0.70%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fee		0.10%
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.92%
Waivers and Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		0.90%
[1]	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING Mid Cap Value Fund Class I	92	291	507	1,129

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING Mid Cap Value Fund Class I	92	291	507	1,129

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal period, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400 Index at the time of purchase. Capitalization of companies in these indices will change with market conditions. As of June 29, 2012, this range was approximately $38.2 million to $19.1 billion.
The Fund focuses on securities that the sub-advisers believe are undervalued in the marketplace.
The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets.
The Fund may also invest up to 20% of its net assets in real estate investment trusts ("REITs").
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
RBC Global Asset Management (U.S.) Inc. ("RBC GAM (US)") and Wellington Management Company, LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund's investment adviser, will determine the amount of Fund assets allocated to RBC GAM (US) and Wellington Management.
RBC GAM (US)
RBC GAM (US) uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength, and low valuation.
Wellington Management
Wellington Management employs a contrarian approach to stock selection. The approach demands an emphasis on extensive research to identify stocks of companies that Wellington Management believes possess fundamentals that are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Wellington Management's investment approach. Wellington Management's determination of a stock's value is based on three primary criteria: its issuer's earnings power, growth potential, and price-to-earnings ratio. Wellington Management then selects the stocks whose issuers, in its opinion, have the most compelling blend of attractive valuation, a strong management team, and strong industry position.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts ("REITs")    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal period, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400 Index at the time of purchase. Capitalization of companies in these indices will change with market conditions. As of June 29, 2012, this range was approximately $38.2 million to $19.1 billion.
The Fund focuses on securities that the sub-advisers believe are undervalued in the marketplace.
The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets.
The Fund may also invest up to 20% of its net assets in real estate investment trusts ("REITs").
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
RBC Global Asset Management (U.S.) Inc. ("RBC GAM (US)") and Wellington Management Company, LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund's investment adviser, will determine the amount of Fund assets allocated to RBC GAM (US) and Wellington Management.
RBC GAM (US)
RBC GAM (US) uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength, and low valuation.
Wellington Management
Wellington Management employs a contrarian approach to stock selection. The approach demands an emphasis on extensive research to identify stocks of companies that Wellington Management believes possess fundamentals that are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Wellington Management's investment approach. Wellington Management's determination of a stock's value is based on three primary criteria: its issuer's earnings power, growth potential, and price-to-earnings ratio. Wellington Management then selects the stocks whose issuers, in its opinion, have the most compelling blend of attractive valuation, a strong management team, and strong industry position.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency    To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mid-Capitalization Company   Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts ("REITs")    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
ING Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%) [1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	291
5 Yrs	rr_ExpenseExampleYear05	507
10 Yrs	rr_ExpenseExampleYear10	1,129
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	291
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	507
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,129

[1]	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

ING Real Estate Fund
ING Real Estate Fund
INVESTMENT OBJECTIVE
The Fund seeks total return consisting of long-term capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Real Estate Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING Real Estate Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.15%	0.15%	0.15%	0.10%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.20%	1.95%	1.95%	0.90%	1.20%	1.45%	0.95%
Waivers and Reimbursements	[1]	none	none	none	none	none	none	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.20%	1.95%	1.95%	0.90%	1.20%	1.45%	0.95%
[1]	The adviser is contractually obligated to limit expenses to 1.45%, 2.20%, 2.20%, 1.00%, 1.45%, 1.70% and 1.20% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Real Estate Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	690	934	1,197	1,946
Class B	698	912	1,252	2,080
Class C	298	612	1,052	2,275
Class I	92	287	498	1,108
Class O	122	381	660	1,455
Class R	148	459	792	1,735
Class W	97	303	525	1,166

Expense Example, No Redemption ING Real Estate Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	690	934	1,197	1,946
Class B	198	612	1,052	2,080
Class C	198	612	1,052	2,275
Class I	92	287	498	1,108
Class O	122	381	660	1,455
Class R	148	459	792	1,735
Class W	97	303	525	1,166

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The sub-adviser ("Sub-Adviser") defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
The Sub-Adviser may invest in companies with any market capitalization. However, the Sub-Adviser will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, management, and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria. The Sub-Adviser's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.
The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration    As a result of the Fund "concentrating," as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Credit    Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Initial Public Offerings    Initial Public Offerings ("IPOs") and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification    The Fund is classified as a "non-diversified" investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts ("REITs")    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares' performance would be lower than Class I shares' performance because of lower expenses paid by Class I shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Calendar Year Total Returns Class I (as of December 31 of each year)

Best quarter: 3rd, 2009, 36.19% and Worst quarter: 4th, 2008, (37.46)% The Fund's Class I shares' year-to-date total return as of June 30, 2012: 13.83%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Real Estate Fund		1 Yr	5 Yrs	10 Yrs		Since Inception		Inception Date
Class A		3.01%	(1.63%)			11.16%		Dec 20, 2002
Class A MSCI U.S. REIT Index	[1]	7.48%	(2.91%)			10.91%	[2],[3]
Class B		3.52%	(1.53%)			10.99%		Nov 20, 2002
Class B MSCI U.S. REIT Index	[1]	7.48%	(2.91%)			10.91%	[2],[3]
Class C		7.53%	(1.20%)			11.38%		Jan 17, 2003
Class C MSCI U.S. REIT Index	[1]	7.48%	(2.91%)			11.37%	[2],[3]
Class I		9.76%	(0.12%)	11.25%				Dec 31, 1996
Class I After tax on distributions		8.94%	(1.32%)	9.40%
Class I After tax on distributions with sale		6.32%	(0.71%)	8.97%
Class I MSCI U.S. REIT Index	[1]	7.48%	(2.91%)	10.16%	[2]
Class O		9.32%	(0.47%)			8.37%		Sep 15, 2004
Class O MSCI U.S. REIT Index	[1]	7.48%	(2.91%)			6.85%	[2],[3]
Class W		9.64%				5.06%		Dec 17, 2007
Class W MSCI U.S. REIT Index	[1]	7.48%				1.23%	[3]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Gross index returns are presented for the index for the 10 year or since inception returns. These returns do not include the deduction of withholding taxes.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.
		During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The sub-adviser ("Sub-Adviser") defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.
The Sub-Adviser may invest in companies with any market capitalization. However, the Sub-Adviser will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, management, and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria. The Sub-Adviser's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.
The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration    As a result of the Fund "concentrating," as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Credit    Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Initial Public Offerings    Initial Public Offerings ("IPOs") and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification    The Fund is classified as a "non-diversified" investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts ("REITs")    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares' performance would be lower than Class I shares' performance because of lower expenses paid by Class I shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
		Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class I (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 36.19% and Worst quarter: 4th, 2008, (37.46)% The Fund's Class I shares' year-to-date total return as of June 30, 2012: 13.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%
1 Yr	rr_ExpenseExampleYear01	690
3 Yrs	rr_ExpenseExampleYear03	934
5 Yrs	rr_ExpenseExampleYear05	1,197
10 Yrs	rr_ExpenseExampleYear10	1,946
1 Yr	rr_ExpenseExampleNoRedemptionYear01	690
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	934
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,946
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2002
ING Real Estate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.95%
1 Yr	rr_ExpenseExampleYear01	698
3 Yrs	rr_ExpenseExampleYear03	912
5 Yrs	rr_ExpenseExampleYear05	1,252
10 Yrs	rr_ExpenseExampleYear10	2,080
1 Yr	rr_ExpenseExampleNoRedemptionYear01	198
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	612
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,080
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2002
ING Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.95%
1 Yr	rr_ExpenseExampleYear01	298
3 Yrs	rr_ExpenseExampleYear03	612
5 Yrs	rr_ExpenseExampleYear05	1,052
10 Yrs	rr_ExpenseExampleYear10	2,275
1 Yr	rr_ExpenseExampleNoRedemptionYear01	198
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	612
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,275
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 2003
ING Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	287
5 Yrs	rr_ExpenseExampleYear05	498
10 Yrs	rr_ExpenseExampleYear10	1,108
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	287
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	498
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,108
1 Year	rr_AverageAnnualReturnYear01	9.76%
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	11.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
ING Real Estate Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.20%
1 Yr	rr_ExpenseExampleYear01	122
3 Yrs	rr_ExpenseExampleYear03	381
5 Yrs	rr_ExpenseExampleYear05	660
10 Yrs	rr_ExpenseExampleYear10	1,455
1 Yr	rr_ExpenseExampleNoRedemptionYear01	122
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	381
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	660
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,455
1 Year	rr_AverageAnnualReturnYear01	9.32%
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2004
ING Real Estate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%
1 Yr	rr_ExpenseExampleYear01	148
3 Yrs	rr_ExpenseExampleYear03	459
5 Yrs	rr_ExpenseExampleYear05	792
10 Yrs	rr_ExpenseExampleYear10	1,735
1 Yr	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	459
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	792
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,735
2002	rr_AnnualReturn2002	4.33%
2003	rr_AnnualReturn2003	36.58%
2004	rr_AnnualReturn2004	33.60%
2005	rr_AnnualReturn2005	12.61%
2006	rr_AnnualReturn2006	36.34%
2007	rr_AnnualReturn2007	(16.28%)
2008	rr_AnnualReturn2008	(34.89%)
2009	rr_AnnualReturn2009	30.00%
2010	rr_AnnualReturn2010	27.83%
2011	rr_AnnualReturn2011	9.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.46%)
ING Real Estate Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	303
5 Yrs	rr_ExpenseExampleYear05	525
10 Yrs	rr_ExpenseExampleYear10	1,166
1 Yr	rr_ExpenseExampleNoRedemptionYear01	97
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	303
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	525
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	9.64%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
ING Real Estate Fund | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
10 Years	rr_AverageAnnualReturnYear10	9.40%
ING Real Estate Fund | After tax on distributions with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	8.97%
ING Real Estate Fund | MSCI U.S. REIT Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%	[3],[4],[5]
ING Real Estate Fund | MSCI U.S. REIT Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%	[3],[4],[5]
ING Real Estate Fund | MSCI U.S. REIT Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%	[3],[4],[5]
ING Real Estate Fund | MSCI U.S. REIT Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[3]
10 Years	rr_AverageAnnualReturnYear10	10.16%	[3],[4]
ING Real Estate Fund | MSCI U.S. REIT Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.91%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[3],[4],[5]
ING Real Estate Fund | MSCI U.S. REIT Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.48%	[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[3],[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser is contractually obligated to limit expenses to 1.45%, 2.20%, 2.20%, 1.00%, 1.45%, 1.70% and 1.20% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	Gross index returns are presented for the index for the 10 year or since inception returns. These returns do not include the deduction of withholding taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.

ING SmallCap Opportunities Fund
ING SmallCap Opportunities Fund
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING SmallCap Opportunities Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING SmallCap Opportunities Fund		Class A	Class B	Class C	Class I	Class R	Class W
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.35%	0.35%	0.35%	0.32%	0.35%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.61%	2.36%	2.36%	1.33%	1.86%	1.36%
Waivers and Reimbursements	[2]	(0.10%)	(0.10%)	(0.10%)	(0.22%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.51%	2.26%	2.26%	1.11%	1.76%	1.26%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.10%, 1.75% and 1.25% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, through October 1, 2013. There is no guarantee this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is not subject to recoupment by the adviser. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING SmallCap Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	720	1,045	1,392	2,368
Class B	729	1,027	1,451	2,502
Class C	329	727	1,251	2,689
Class I	113	400	708	1,582
Class R	179	575	997	2,172
Class W	128	421	735	1,626

Expense Example, No Redemption ING SmallCap Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	720	1,045	1,392	2,368
Class B	229	727	1,251	2,502
Class C	229	727	1,251	2,689
Class I	113	400	708	1,582
Class R	179	575	997	2,172
Class W	128	421	735	1,626

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Fund normally invests in companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of June 29, 2012, ranged from $53.3 million to $3.8 billion.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 23.05% and Worst quarter: 4th, 2008, (25.37)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 8.95%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING SmallCap Opportunities Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		(5.51%)	3.30%	1.80%			Jun 5, 1995
Class A After tax on distributions		(5.51%)	3.30%	1.80%
Class A After tax on distributions with sale		(3.58%)	2.83%	1.54%
Class A Russell 2000 Growth Index	[1]	(2.91%)	2.09%	4.48%
Class A Russell 2000 Index	[1]	(4.18%)	0.15%	5.62%
Class B		(5.45%)	3.39%	1.65%			Jun 5, 1995
Class B Russell 2000 Growth Index	[1]	(2.91%)	2.09%	4.48%
Class B Russell 2000 Index	[1]	(4.18%)	0.15%	5.62%
Class C		(1.47%)	3.75%	1.65%			Jun 5, 1995
Class C Russell 2000 Growth Index	[1]	(2.91%)	2.09%	4.48%
Class C Russell 2000 Index	[1]	(4.18%)	0.15%	5.62%
Class I		0.68%	5.01%	2.87%			Apr 1, 1999
Class I Russell 2000 Growth Index	[1]	(2.91%)	2.09%	4.48%
Class I Russell 2000 Index	[1]	(4.18%)	0.15%	5.62%
Class W		0.53%			4.47%		Dec 17, 2007
Class W Russell 2000 Growth Index	[1]	(2.91%)			0.88%	[2]
Class W Russell 2000 Index	[1]	(4.18%)			0.58%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING SmallCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING SmallCap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.
		During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Fund normally invests in companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of June 29, 2012, ranged from $53.3 million to $3.8 billion.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

		Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 23.05% and Worst quarter: 4th, 2008, (25.37)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: 8.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING SmallCap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.51%
1 Yr	rr_ExpenseExampleYear01	720
3 Yrs	rr_ExpenseExampleYear03	1,045
5 Yrs	rr_ExpenseExampleYear05	1,392
10 Yrs	rr_ExpenseExampleYear10	2,368
1 Yr	rr_ExpenseExampleNoRedemptionYear01	720
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,045
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,392
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,368
2002	rr_AnnualReturn2002	(45.45%)
2003	rr_AnnualReturn2003	39.60%
2004	rr_AnnualReturn2004	9.57%
2005	rr_AnnualReturn2005	8.38%
2006	rr_AnnualReturn2006	12.33%
2007	rr_AnnualReturn2007	9.32%
2008	rr_AnnualReturn2008	(34.75%)
2009	rr_AnnualReturn2009	31.00%
2010	rr_AnnualReturn2010	33.22%
2011	rr_AnnualReturn2011	0.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.37%)
1 Yr	rr_AverageAnnualReturnYear01	(5.51%)
5 Yrs	rr_AverageAnnualReturnYear05	3.30%
10 Yrs	rr_AverageAnnualReturnYear10	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1995
ING SmallCap Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.26%
1 Yr	rr_ExpenseExampleYear01	729
3 Yrs	rr_ExpenseExampleYear03	1,027
5 Yrs	rr_ExpenseExampleYear05	1,451
10 Yrs	rr_ExpenseExampleYear10	2,502
1 Yr	rr_ExpenseExampleNoRedemptionYear01	229
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	727
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,251
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,502
1 Yr	rr_AverageAnnualReturnYear01	(5.45%)
5 Yrs	rr_AverageAnnualReturnYear05	3.39%
10 Yrs	rr_AverageAnnualReturnYear10	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1995
ING SmallCap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.26%
1 Yr	rr_ExpenseExampleYear01	329
3 Yrs	rr_ExpenseExampleYear03	727
5 Yrs	rr_ExpenseExampleYear05	1,251
10 Yrs	rr_ExpenseExampleYear10	2,689
1 Yr	rr_ExpenseExampleNoRedemptionYear01	229
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	727
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,251
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,689
1 Yr	rr_AverageAnnualReturnYear01	(1.47%)
5 Yrs	rr_AverageAnnualReturnYear05	3.75%
10 Yrs	rr_AverageAnnualReturnYear10	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1995
ING SmallCap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.11%
1 Yr	rr_ExpenseExampleYear01	113
3 Yrs	rr_ExpenseExampleYear03	400
5 Yrs	rr_ExpenseExampleYear05	708
10 Yrs	rr_ExpenseExampleYear10	1,582
1 Yr	rr_ExpenseExampleNoRedemptionYear01	113
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	400
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	708
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,582
1 Yr	rr_AverageAnnualReturnYear01	0.68%
5 Yrs	rr_AverageAnnualReturnYear05	5.01%
10 Yrs	rr_AverageAnnualReturnYear10	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1999
ING SmallCap Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.76%
1 Yr	rr_ExpenseExampleYear01	179
3 Yrs	rr_ExpenseExampleYear03	575
5 Yrs	rr_ExpenseExampleYear05	997
10 Yrs	rr_ExpenseExampleYear10	2,172
1 Yr	rr_ExpenseExampleNoRedemptionYear01	179
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	575
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	997
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,172
ING SmallCap Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.26%
1 Yr	rr_ExpenseExampleYear01	128
3 Yrs	rr_ExpenseExampleYear03	421
5 Yrs	rr_ExpenseExampleYear05	735
10 Yrs	rr_ExpenseExampleYear10	1,626
1 Yr	rr_ExpenseExampleNoRedemptionYear01	128
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	421
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	735
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,626
1 Yr	rr_AverageAnnualReturnYear01	0.53%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
ING SmallCap Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.51%)
5 Yrs	rr_AverageAnnualReturnYear05	3.30%
10 Yrs	rr_AverageAnnualReturnYear10	1.80%
ING SmallCap Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.58%)
5 Yrs	rr_AverageAnnualReturnYear05	2.83%
10 Yrs	rr_AverageAnnualReturnYear10	1.54%
ING SmallCap Opportunities Fund | Russell 2000 Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.48%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Growth Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.48%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Growth Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.48%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.09%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.48%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Growth Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.91%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[4],[5]
ING SmallCap Opportunities Fund | Russell 2000 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.62%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.62%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.62%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	0.15%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.62%	[4]
ING SmallCap Opportunities Fund | Russell 2000 Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.18%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%	[4],[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.10%, 1.75% and 1.25% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, through October 1, 2013. There is no guarantee this obligation will continue after October 1, 2013. The obligation will only renew if the adviser elects to renew it and is not subject to recoupment by the adviser. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.

ING Value Choice Fund
ING Value Choice Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Value Choice Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING Value Choice Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.26%	0.26%	0.26%	0.23%	0.26%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.52%	2.27%	2.27%	1.24%	1.52%	1.27%
Waivers and Reimbursements	[2]	(0.11%)	(0.11%)	(0.11%)	(0.08%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		1.41%	2.16%	2.16%	1.16%	1.41%	1.16%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Value Choice Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	710	1,018	1,346	2,274
Class B	719	999	1,405	2,408
Class C	319	699	1,205	2,597
Class I	118	386	673	1,493
Class O	144	469	819	1,803
Class W	118	392	686	1,524

Expense Example, No Redemption ING Value Choice Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	710	1,018	1,346	2,274
Class B	219	699	1,205	2,408
Class C	219	699	1,205	2,597
Class I	118	386	673	1,493
Class O	144	469	819	1,803
Class W	118	392	686	1,524

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal period, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of companies with varying market capitalizations of any size.
The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, and convertible securities. The Fund may also invest in derivatives which include, but are not limited to, rights and warrants. The Fund typically uses derivatives to seek to enhance returns in the Fund.
Portfolio risk controls include: maximum of 35% in foreign companies; and maximum of 15% in securities of emerging markets (defined as any country not classified as developed by the MSCI World IndexSM ).
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Fund invests in equities that appear undervalued by applying a bottom-up process that considers absolute valuation and security pricing in the context of industry and market conditions. The sub-adviser ("Sub-Adviser") applies a rigorous approach to identify undervalued securities that are believed to be mispriced, misperceived, under-followed, and that have strong or improving business fundamentals. The research team performs extensive bottom-up research on companies and industries, focusing on qualitative factors such as management strength, shareholder orientation, barriers-to-entry, competitive advantage, and catalysts for growth. A broad range of quantitative metrics are applied, including price-to-discounted cash flow, price-to-book value, price-to-sales, and price-to-free cash flow.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency     To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate     With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 22.91% and Worst quarter: 4th, 2008, (19.32)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: (6.50)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns - ING Value Choice Fund ING Value Choice Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A		(11.54%)	3.98%		9.32%		Feb 1, 2005
Class A After tax on distributions		(12.92%)	3.12%		8.50%
Class A After tax on distributions with sale		(5.68%)	3.12%		7.95%
Class A Russell 3000 Value Index	[1]	(0.10%)	(2.58%)		2.30%	[2]
Class A Russell Midcap Index	[1]	(1.55%)	1.41%		5.29%	[2]
Class B		(11.10%)	4.08%		9.45%		Feb 1, 2005
Class B Russell 3000 Value Index	[1]	(0.10%)	(2.58%)		2.30%	[2]
Class B Russell Midcap Index	[1]	(1.55%)	1.41%		5.29%	[2]
Class C		(7.70%)	4.43%		9.57%		Feb 7, 2005
Class C Russell 3000 Value Index	[1]	(0.10%)	(2.58%)		2.30%	[2]
Class C Russell Midcap Index	[1]	(1.55%)	1.41%		5.29%	[2]
Class I		(5.91%)	5.50%		9.66%		Sep 15, 2005
Class I Russell 3000 Value Index	[1]	(0.10%)	(2.58%)		1.52%	[2]
Class I Russell Midcap Index	[1]	(1.55%)	1.41%		4.00%	[2]
Class O		(6.11%)			4.88%		Jun 4, 2008
Class O Russell 3000 Value Index	[1]	(0.10%)			(2.17%)	[2]
Class O Russell Midcap Index	[1]	(1.55%)			0.31%	[2]
Class W		(5.89%)			4.70%		Dec 17, 2007
Class W Russell 3000 Value Index	[1]	(0.10%)			(2.97%)	[2]
Class W Russell Midcap Index	[1]	(1.55%)			0.40%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
ING Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Value Choice Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Statement of Additional Information (page 166).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal period, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities of companies with varying market capitalizations of any size.
The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, and convertible securities. The Fund may also invest in derivatives which include, but are not limited to, rights and warrants. The Fund typically uses derivatives to seek to enhance returns in the Fund.
Portfolio risk controls include: maximum of 35% in foreign companies; and maximum of 15% in securities of emerging markets (defined as any country not classified as developed by the MSCI World IndexSM ).
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
The Fund invests in equities that appear undervalued by applying a bottom-up process that considers absolute valuation and security pricing in the context of industry and market conditions. The sub-adviser ("Sub-Adviser") applies a rigorous approach to identify undervalued securities that are believed to be mispriced, misperceived, under-followed, and that have strong or improving business fundamentals. The research team performs extensive bottom-up research on companies and industries, focusing on qualitative factors such as management strength, shareholder orientation, barriers-to-entry, competitive advantage, and catalysts for growth. A broad range of quantitative metrics are applied, including price-to-discounted cash flow, price-to-book value, price-to-sales, and price-to-free cash flow.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency     To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets   Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate     With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing   Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 22.91% and Worst quarter: 4th, 2008, (19.32)% The Fund's Class A shares' year-to-date total return as of June 30, 2012: (6.50)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Value Choice Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.41%
1 Yr	rr_ExpenseExampleYear01	710
3 Yrs	rr_ExpenseExampleYear03	1,018
5 Yrs	rr_ExpenseExampleYear05	1,346
10 Yrs	rr_ExpenseExampleYear10	2,274
1 Yr	rr_ExpenseExampleNoRedemptionYear01	710
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,018
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,346
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,274
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	26.31%
2007	rr_AnnualReturn2007	11.41%
2008	rr_AnnualReturn2008	(36.08%)
2009	rr_AnnualReturn2009	55.21%
2010	rr_AnnualReturn2010	24.28%
2011	rr_AnnualReturn2011	(6.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
1 Yr	rr_AverageAnnualReturnYear01	(11.54%)
5 Yrs	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
ING Value Choice Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.16%
1 Yr	rr_ExpenseExampleYear01	719
3 Yrs	rr_ExpenseExampleYear03	999
5 Yrs	rr_ExpenseExampleYear05	1,405
10 Yrs	rr_ExpenseExampleYear10	2,408
1 Yr	rr_ExpenseExampleNoRedemptionYear01	219
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	699
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,408
1 Yr	rr_AverageAnnualReturnYear01	(11.10%)
5 Yrs	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
ING Value Choice Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.16%
1 Yr	rr_ExpenseExampleYear01	319
3 Yrs	rr_ExpenseExampleYear03	699
5 Yrs	rr_ExpenseExampleYear05	1,205
10 Yrs	rr_ExpenseExampleYear10	2,597
1 Yr	rr_ExpenseExampleNoRedemptionYear01	219
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	699
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,597
1 Yr	rr_AverageAnnualReturnYear01	(7.70%)
5 Yrs	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 2005
ING Value Choice Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.16%
1 Yr	rr_ExpenseExampleYear01	118
3 Yrs	rr_ExpenseExampleYear03	386
5 Yrs	rr_ExpenseExampleYear05	673
10 Yrs	rr_ExpenseExampleYear10	1,493
1 Yr	rr_ExpenseExampleNoRedemptionYear01	118
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	386
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	673
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,493
1 Yr	rr_AverageAnnualReturnYear01	(5.91%)
5 Yrs	rr_AverageAnnualReturnYear05	5.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
ING Value Choice Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.41%
1 Yr	rr_ExpenseExampleYear01	144
3 Yrs	rr_ExpenseExampleYear03	469
5 Yrs	rr_ExpenseExampleYear05	819
10 Yrs	rr_ExpenseExampleYear10	1,803
1 Yr	rr_ExpenseExampleNoRedemptionYear01	144
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	469
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	819
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,803
1 Yr	rr_AverageAnnualReturnYear01	(6.11%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2008
ING Value Choice Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.16%
1 Yr	rr_ExpenseExampleYear01	118
3 Yrs	rr_ExpenseExampleYear03	392
5 Yrs	rr_ExpenseExampleYear05	686
10 Yrs	rr_ExpenseExampleYear10	1,524
1 Yr	rr_ExpenseExampleNoRedemptionYear01	118
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	392
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	686
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,524
1 Yr	rr_AverageAnnualReturnYear01	(5.89%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
ING Value Choice Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.92%)
5 Yrs	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
ING Value Choice Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.68%)
5 Yrs	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
ING Value Choice Fund | Russell 3000 Value Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.58%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[4],[5]
ING Value Choice Fund | Russell 3000 Value Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.58%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[4],[5]
ING Value Choice Fund | Russell 3000 Value Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.58%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[4],[5]
ING Value Choice Fund | Russell 3000 Value Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.58%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[4],[5]
ING Value Choice Fund | Russell 3000 Value Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.17%)	[4],[5]
ING Value Choice Fund | Russell 3000 Value Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.10%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.97%)	[4],[5]
ING Value Choice Fund | Russell Midcap Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4],[5]
ING Value Choice Fund | Russell Midcap Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4],[5]
ING Value Choice Fund | Russell Midcap Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[4],[5]
ING Value Choice Fund | Russell Midcap Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.41%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%	[4],[5]
ING Value Choice Fund | Russell Midcap Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%	[4],[5]
ING Value Choice Fund | Russell Midcap Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.55%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%	[4],[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through October 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012